Accounting Policies and Recent Accounting Updates (Policies)	1 Months Ended
Jun. 30, 2023
Accounting Policies and Recent Accounting Updates
Basis of presentation

Basis of presentation: The accompanying financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as established by the Financial Accounting Standards Board (“FASB”). The Investment Manager has evaluated the structure, objectives and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements reflect the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946 - Financial Services - Investment Companies.

Fair value of financial instruments

Fair value of financial instruments: The Fund records all of its financial instruments at fair value in accordance with ASC Topic 820 - Fair Value Measurement (“ASC Topic 820”). See Note 5 for further discussion on the fair value of financial instruments.

Use of estimates

Use of estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts on the financial statements and accompanying notes. Actual results could differ from those estimates.

Restricted cash and cash equivalents

Restricted cash and cash equivalents: Restricted cash and cash equivalents include amounts that are collected and are held by trustees who have been appointed as custodians of the assets securing certain of the Fund’s financing transactions. Restricted cash and cash equivalents are held by the trustees for payment of interest expense and principal on the outstanding borrowings or reinvestment into new assets.

Foreign currency translation

Foreign currency translation: The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	restricted cash and cash equivalents, investments at fair value, interest receivable, debt, interest payable and other assets and payables - at the spot exchange rate on the last business day of the period; and
(2)	purchases and sales of investments, borrowings and payments of debt, income and expenses - at the exchange rates prevailing on the respective dates of such transactions.

Net assets and fair values are presented based on the applicable foreign exchange rates described above and fluctuations arising from the translation of assets and liabilities are included with the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

Realized gains or losses arising from foreign currency transactions are reported as components of the net realized gain (loss) on foreign currency transactions on the Statement of Operations.

Foreign security and currency transactions involve certain considerations and risks not typically associated with investing in U.S. companies. These risks include, but are not limited to, currency fluctuations and revaluations and future adverse political, social and economic developments, which could cause investments in foreign markets to be less liquid and prices more volatile than those of comparable U.S. companies or U.S. government securities.

Revenue recognition

Revenue recognition:

Investments and related investment income: Investment transactions are accounted for on a trade-date basis. Interest income is accrued based upon the outstanding principal amount and contractual interest terms of debt investments. Market discount or premium is capitalized, and the Fund accretes or amortizes such amounts over the life of the loan as interest income. When the Fund receives principal payments on a loan in an amount that exceeds the loan’s amortized cost, it records the excess principal payment as interest income. For the period from June 8, 2023 (commencement of operations) to June 30, 2023, interest income included $274,650 of accretion of discounts and amortization of premiums.

For investments with contractual payment-in-kind (“PIK”) interest, contractual interest is accrued, added to the principal balance and generally becomes due at maturity. For the period from June 8, 2023 (commencement of operations) to June 30, 2023, the Fund capitalized PIK interest of $205,621 into the principal balance of certain debt investments.

Realized gains or losses on investments are measured by the difference between the net proceeds from the disposition and the amortized cost basis of investment, without regard to unrealized gains or losses previously recognized. The Fund reports the changes in fair value of investments that are measured at fair value as a component of the net change in unrealized appreciation (depreciation) on investments on the Statement of Operations.

Non-accrual loans: A loan can be left on accrual status during the period the Fund is pursuing repayment of the loan. Management reviews all loans that become 90 days or more past due on principal and interest, or when there is reasonable doubt that principal or interest will be collected, for possible placement on non-accrual status. When a loan is placed on non-accrual status, unpaid interest credited to income is reversed. Additionally, any unamortized market discount is no longer accreted to interest income as of the date the loan is placed on non-accrual status. For loans with contractual PIK interest, the Fund will not accrue the PIK interest if the related loan has been placed on non-accrual status.

Interest payments received on non-accrual loans are recognized as income or applied to principal depending upon management’s judgment. When the Fund receives principal payments on a non-accrual loan in an amount that exceeds the loan’s amortized cost, it may recognize the excess principal payment as interest income based on upon management’s judgement. Non-accrual loans are restored to accrual status when past due principal and interest is paid, and, in management’s judgment, payments are likely to remain current. As of June 30, 2023, the Fund had no portfolio company investments on non-accrual status.

Income taxes

Income taxes: ASC Topic 740 - Income Taxes (“ASC Topic 740”) provides guidelines for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. ASC Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense or tax benefit in the current year. There were no material unrecognized tax benefits or unrecognized tax liabilities related to uncertain income tax positions through June 30, 2023.

Deferred debt issuance costs

Deferred debt issuance costs: Deferred debt issuance costs represent fees and other direct incremental costs incurred in connection with the Fund’s borrowings. These amounts are amortized and included in interest expense in the Statement of Operations over the estimated average life of the borrowings. As of June 30, 2023, the Fund had deferred debt issuance costs of $1,580,000.